Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Current	$ (410)	$ 1,914	$ (284)	$ 552
Deferred	(46)	32	62	(91)
Income tax (expense) recovery	$ (456)	$ 1,946	$ (222)	$ 461